CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash	$ 6,438,909	$ 4,228,944
VAT receivable	27,112	30,654
Inventories	0	94,675
Prepaid expenses and deposits	362,577	539,382
Total current assets	6,828,598	4,893,655
Non-current assets
Right-of-use assets, net	327,381	306,652
Property, plant & equipment, net	1,168,793	1,226,596
Total non-current assets	1,496,174	1,533,248
Total assets	8,324,772	6,426,903
Current liabilities:
Accounts payable and accrued liabilities	309,463	250,170
Lease liabilities, current	81,102	52,993
Accounts payable - related parties	265,982	337,576
Loan payable	28,477	32,468
Total current liabilities	685,024	673,207
Non-current liabilities:
Non-current lease liabilities	304,808	291,543
Total liabilities	989,832	964,750
Commitment and contingencies (Note 15)
Virax Biolabs Shareholders' equity
Ordinary shares, $0.01 par value, 2,000,000 shares authorized; 579,218 and 173,679 issued and outstanding as of March 31, 2026 and 2025, respectively	14,480	4,342
Reserves	37,486,133	30,168,692
Accumulated deficit	(29,612,994)	(24,589,244)
Accumulated Other Comprehensive Income (loss)	(310,278)	112,330
Total shareholders' equity (Virax Biolabs)	7,577,341	5,696,120
Non-controlling interests	(242,401)	(233,967)
Total shareholders' equity attributable to Virax Biolabs ordinary shareholders	7,334,940	5,462,153
Total liabilities and shareholders' equity	$ 8,324,772	$ 6,426,903